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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2009

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
5/15/2009

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	48

Form 13F Table Value Total:  	67,498
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	    Value	Shares	 Inv.	    Other	 Voting Authority
							    x1000		 Discretion Managers Sole	Shared	 None

AMB PROPERTY CORP		COM		00163T109   667 	 46,300  SOLE	    N/A	     30,800 	0	 15,500
ACADIA REALTY TRUST		COM SH BEN INT	004239109   1,225 	 115,433 SOLE	    N/A	     78,619 	0	 36,814
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109   1,816 	 49,902  SOLE	    N/A	     33,802 	0	 16,100
AMERICAN CAMPUS COMMUNITIES	COM		024835100   1,425 	 82,071  SOLE	    N/A	     53,271 	0	 28,800
APARTMENT INVT & MGMT CO -A	CL A		03748R101   407 	 74,300  SOLE	    N/A	     45,400 	0	 28,900
AVALONBAY COMMUNITIES INC	COM		053484101   2,252 	 47,861  SOLE	    N/A	     31,900 	0	 15,961
BRE PROPERTIES INC		CL A		05564E106   1,348 	 68,688  SOLE       N/A	     45,889 	0	 22,799
BIOMED REALTY TRUST INC		COM		09063H107   257 	 37,960  SOLE       N/A	     22,820 	0	 15,140
BOSTON PROPERTIES INC		COM		101121101   3,339 	 95,330  SOLE	    N/A	     64,369 	0	 30,961
CAMDEN PROPERTY TRUST		SH BEN INT	133131102   1,258 	 58,301  SOLE	    N/A	     39,301 	0	 19,000
CORPORATE OFFICE PROPERTIES	COM		22002T108   1,335 	 53,768  SOLE	    N/A	     35,855 	0	 17,913
DCT INDUSTRIAL TRUST INC	COM		233153105   342 	 107,880 SOLE	    N/A	     69,980 	0	 37,900
DEVELOPERS DIVERSIFIED RLTY	COM		251591103   1,010 	 474,070 SOLE	    N/A	     281,370 	0	 192,700
DIAMONDROCK HOSPITALITY CO	COM		252784301   187 	 46,700  SOLE	    N/A	     28,600 	0	 18,100
DIGITAL REALTY TRUST INC	COM		253868103   2,819 	 84,950  SOLE	    N/A	     59,350 	0	 25,600
DOUGLAS EMMETT INC		COM		25960P109   297 	 40,189  SOLE	    N/A	     26,989 	0	 13,200
DUKE REALTY CORP		COM NEW		264411505   416 	 75,600  SOLE	    N/A	     45,100 	0	 30,500
EASTGROUP PROPERTIES INC	COM		277276101   662 	 23,577  SOLE	    N/A	     15,877 	0	 7,700
EQUITY RESIDENTIAL		SH BEN INT	29476L107   3,095 	 168,662 SOLE       N/A	     116,162 	0	 52,500
ESSEX PROPERTY TRUST INC	COM		297178105   600 	 10,472  SOLE	    N/A	     6,259 	0	 4,213
EXTRA SPACE STORAGE INC		COM		30225T102   254 	 46,050  SOLE	    N/A	     46,050 	0	 -
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206   260 	 5,650 	 SOLE	    N/A	     5,650 	0	 -
HCP INC				COM		40414L109   3,566 	 199,754 SOLE	    N/A	     134,554 	0	 65,200
HEALTH CARE REIT INC		COM		42217K106   2,842 	 92,915  SOLE       N/A	     63,150 	0	 29,765
HIGHWOODS PROPERTIES INC	COM		431284108   2,166 	 101,100 SOLE	    N/A	     65,200 	0	 35,900
HOST HOTELS & RESORTS INC	COM		44107P104   1,046 	 266,909 SOLE       N/A	     182,776 	0	 84,133
INLAND REAL ESTATE CORP		COM NEW		457461200   152 	 21,400  SOLE       N/A	     21,400 	0	 -
KILROY REALTY CORP		COM		49427F108   878 	 51,064  SOLE	    N/A	     34,664 	0	 16,400
KIMCO REALTY CORP		COM		49446R109   1,717 	 225,361 SOLE	    N/A	     147,252 	0	 78,109
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108   62 	 	 10,700  SOLE	    N/A	     6,100 	0	 4,600
LIBERTY PROPERTY TRUST		SH BEN INT	531172104   1,833 	 96,800  SOLE	    N/A	     58,000 	0	 38,800
MACERICH CO/THE			COM		554382101   1,162 	 185,686 SOLE	    N/A	     119,886 	0	 65,800
MACK-CALI REALTY CORP		COM		554489104   1,237 	 62,437  SOLE       N/A	     41,037 	0	 21,400
MEDICAL PROPERTIES TRUST INC	COM		58463J304   462 	 126,500 SOLE	    N/A	     92,500 	0	 34,000
MID-AMERICA APARTMENT COMM	COM		59522J103   265 	 8,600 	 SOLE       N/A	     8,600 	0	 -
NATIONWIDE HEALTH PPTYS INC	COM		638620104   2,234 	 100,676 SOLE	    N/A	     70,995 	0	 29,681
PLUM CREEK TIMBER CO		COM		729251108   1,540 	 52,960  SOLE       N/A	     31,760 	0	 21,200
PROLOGIS			SH BEN INT	743410102   972 	 149,585 SOLE       N/A	     96,894 	0	 52,691
PUBLIC STORAGE			COM		74460D109   5,257 	 95,145  SOLE	    N/A	     64,892 	0	 30,253
RAYONIER INC			COM		754907103   499 	 16,500  SOLE       N/A	     9,700 	0	 6,800
REGENCY CENTERS CORP		COM		758849103   744 	 28,006  SOLE       N/A	     18,906 	0	 9,100
SL GREEN REALTY CORP		COM		78440X101   853 	 78,947  SOLE       N/A	     51,552 	0	 27,395
SIMON PROPERTY GROUP INC	COM		828806109   5,625 	 162,380 SOLE       N/A	     107,913 	0	 54,467
SOVRAN SELF STORAGE INC		COM		84610H108   787 	 39,200  SOLE	    N/A	     23,500 	0	 15,700
TANGER FACTORY OUTLET CENTER	COM		875465106   1,332 	 43,158  SOLE	    N/A	     31,679 	0	 11,479
U-STORE-IT TRUST		COM		91274F104   134 	 66,400  SOLE       N/A	     40,400 	0	 26,000
VENTAS INC			COM		92276F100   1,247 	 55,138  SOLE       N/A	     32,850 	0	 22,288
VORNADO REALTY TRUST		SH BEN INT	929042109   3,615 	 108,758 SOLE	    N/A	     72,593 	0	 36,165

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5/15/09
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2009.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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